Credit Risk - Disclosure of Credit Performance by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 213,525	£ 212,178
Loss allowance	828	1,303
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177,297	169,801
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,311	8,650
Loss allowance	£ 198	£ 308
Stage 3 ratio	4.23%	1.24%
Gross write- offs	£ 103	£ 141
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,532	3,855
Loss allowance	£ 22	£ 9
Stage 3 ratio	7.20%	0.10%
Gross write- offs	£ 6	£ 12
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,000	2,038
Loss allowance	47	80
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,341	2,349
Loss allowance	89	158
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	438	408
Loss allowance	40	61
Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,779	4,795
Loss allowance	£ 176	£ 299
Stage 3 ratio	2.03%	2.09%
Gross write- offs	£ 97	£ 129
Everyday Banking | Undrawn Balances
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	26	27
Everyday Banking | Undrawn Balances | Business banking
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	0	0
Everyday Banking | Undrawn Balances | Other unsecured
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	26	27
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,984	8,024
Loss allowance	£ 52	£ 118
Stage 3 ratio	0.49%	0.72%
Gross write- offs	£ 25	£ 25
Consumer Finance | Undrawn Balances
Disclosure of credit risk exposure [line items]
Stage 3 undrawn exposures	0	0
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,536	24,683
Loss allowances	423	603
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,394	60,692
Loss allowances	2	35
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		12,389
Loss allowances		33
Credit risk | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	177,297	169,801
Loss allowance	£ 191	£ 280
Stage 1 ratio	92.72%	92.82%
Stage 2 ratio	6.27%	6.12%
Stage 3 ratio	1.02%	1.07%
SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 14,529	£ 14,446
Loss allowances	378	478
Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,497	5,152
Loss allowances	43	125
Social Housing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,510	5,085
Loss allowances	2	0
Social Housing | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,817
Loss allowances	1	0
Sovereign and Supranational | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,466	53,250
Loss allowances	0	0
Structured Products | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,875	2,482
Loss allowances	0	35
Financial Institutions | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,403	712
Loss allowances	0	0
Financial Institutions | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,479
Loss allowances		0
Legacy Portfolios in run–off | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50	156
Loss allowances	1	0
Derivatives | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Loss allowances	0	0
Crown Dependencies | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	742	275
Loss allowances	0	0
Large Corporate | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,910
Loss allowances		33
Stage 1 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	164,381	157,614
Stage 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,410	7,954
Stage 1 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,076	3,845
Stage 1 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,910	1,881
Stage 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,125	1,975
Stage 1 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	299	253
Stage 1 | Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,334	4,109
Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,760	7,587
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,049	17,396
Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,137	60,647
Stage 1 | Credit risk | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	164,381	157,614
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,118	10,388
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	575	618
Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	201	6
Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	73	139
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	181	335
Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	120	138
Stage 2 | Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	374	612
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200	379
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,661	6,267
Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	255	45
Stage 2 | Credit risk | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,118	10,388
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,798	£ 1,799
Stage 3 ratio	1.02%	1.07%
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 326	£ 78
Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	255	4
Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	17	18
Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35	39
Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	19	17
Stage 3 | Everyday Banking | Other unsecured
Disclosure of credit risk exposure [line items]
Loans and advances to customers	71	74
Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	24	58
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	826	1,020
Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	0
Stage 3 | Credit risk | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,798	1,799
Fully performing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,465	20,047
Fully performing | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	65,392	60,623
Fully performing | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		10,877
Fully performing | SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,131	10,844
Fully performing | Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,989	4,191
Fully performing | Social Housing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,345	5,012
Fully performing | Social Housing | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,858	3,748
Fully performing | Sovereign and Supranational | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,466	53,250
Fully performing | Structured Products | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,875	2,482
Fully performing | Financial Institutions | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,403	712
Fully performing | Financial Institutions | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,479
Fully performing | Legacy Portfolios in run–off | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48	156
Fully performing | Derivatives | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Fully performing | Crown Dependencies | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	742	275
Fully performing | Large Corporate | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		9,398
Enhanced monitoring | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	724	573
Enhanced monitoring | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	69
Enhanced monitoring | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		252
Enhanced monitoring | SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	531	340
Enhanced monitoring | Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	193	233
Enhanced monitoring | Social Housing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Social Housing | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	69
Enhanced monitoring | Sovereign and Supranational | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Structured Products | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Financial Institutions | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Financial Institutions | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Enhanced monitoring | Legacy Portfolios in run–off | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Derivatives | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Crown Dependencies | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Enhanced monitoring | Large Corporate | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		252
Proactive management | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,521	3,043
Proactive management | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,260
Proactive management | SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,144	2,409
Proactive management | Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	212	561
Proactive management | Social Housing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	165	73
Proactive management | Social Housing | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Sovereign and Supranational | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Structured Products | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Financial Institutions | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Financial Institutions | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Proactive management | Legacy Portfolios in run–off | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Derivatives | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Crown Dependencies | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Proactive management | Large Corporate | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1,260
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	826	1,020
Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	0
Stage 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Stage 3 | SME and mid corporate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	723	853
Stage 3 | Commercial Real Estate | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	103	167
Stage 3 | Social Housing | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 3 | Social Housing | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 3 | Sovereign and Supranational | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 3 | Structured Products | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 3 | Financial Institutions | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 3 | Financial Institutions | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		0
Stage 3 | Legacy Portfolios in run–off | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2	0
Stage 3 | Derivatives | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Stage 3 | Crown Dependencies | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 0	0
Stage 3 | Large Corporate | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 0